Non-Controlling Interest in Consolidated Subsidiaries - Summary of Financial Information of Coca-Cola FEMSA (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($) [1]	Dec. 31, 2017 MXN ($)		Dec. 31, 2016 MXN ($)	Dec. 31, 2018 USD ($) [1]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [line items]
Total current assets		$ 177,607		$ 181,188			$ 9,045
Total non-current assets		398,774		407,353			20,310
Total current liabilities		101,464		105,022			5,167
Total non-current liabilities		139,375		146,607			$ 7,099
Total revenue		469,744	$ 23,924	439,932	[2]	$ 399,507
Consolidated net (loss) income for continuing operations		29,713	1,513	33,480	[2]	27,175
Consolidated net income from discontinued operations		3,366	171	3,726	[2]
Consolidated comprehensive income for continuing operations		4,540	231	20,895		25,891
Consolidated comprehensive income from discontinued operations		4,804	245	1,790
Net cash flow generated from operating activities for continuing operations		47,414	2,414	33,435	[2]	50,131
Net cash flow generated from operating activities from discontinued operations		654	33	5,435	[2]
Net cash flow from used in investing activities for continuing operations		57,662	2,936	(28,596)	[2]	38,645
Net cash flow from used in investing activities from discontinued operations		(962)	(49)	2,820	[2]
Net cash flow from used in financing activities for continuing operations		23,011	1,172	21,054	[2]	$ (1,297)
Net cash flow from used in financing activities from discontinued operations		(37)	$ (2)	$ (485)	[2]
Coca-Cola FEMSA [member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [line items]
Total current assets	$ 55,657	56,992
Total non-current assets	230,020	206,795
Total current liabilities	55,594	45,455
Total non-current liabilities	89,373	86,562
Total revenue	183,256	182,342
Consolidated net (loss) income for continuing operations	(12,549)	11,704
Consolidated net income from discontinued operations	895	3,366
Consolidated comprehensive income for continuing operations	2,300	6,544
Consolidated comprehensive income from discontinued operations	1,041	2,944
Net cash flow generated from operating activities for continuing operations	32,446	29,366
Net cash flow generated from operating activities from discontinued operations	1,265	1,308
Net cash flow from used in investing activities for continuing operations	(13,710)	(8,291)
Net cash flow from used in investing activities from discontinued operations	(2,820)	(962)
Net cash flow from used in financing activities for continuing operations	(10,290)	(14,379)
Net cash flow from used in financing activities from discontinued operations	$ (485)	$ (37)

[1]	Convenience translation to U.S. dollars ($) - See Note 2.2.3
[2]	Revised to reflect the discontinued Philippines operations of Coca-Cola FEMSA - See Note 4.2.1